DEFERRED INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Undistributed profits of foreign subsidiaries	$ 3,916
Deferred tax assets	1,069	$ 977
Deferred tax assets expected to be realized in more than one year	1,064
Deferred tax liabilities	1,245	1,520
Deferred tax liabilities expected to be realized in more than one year	1,228
Unused tax losses, net	9,153
Deductible temporary differences for which no deferred tax asset is recognised	2,449	2,613
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	661	569
Deductible temporary differences for which no deferred tax asset is recognised	388	377
2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	4,843
2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	922
2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	217
2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	296
After 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	1,009
No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	1,866
Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax on undistributed earnings	239
Deferred tax liability on undistributed earnings	155
Subsidiaries | Foreign countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	98	126
Non-capital tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	690	638
Capital tax losses | No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	452	440
Alternative minimum tax (“AMT”) credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	0	113
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	21	41
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,307	$ 0